Mortgage Banking Activities, Mortgage Servicing Rights (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in fair value:
Changes due to collection/realization of expected cash flows	$ (898)	$ (1,187)	$ (1,253)
Servicing Asset [Abstract]
Total MSRs	7,779	8,508	10,480
Commercial mortgage servicing [Member]
Servicing Asset [Abstract]
Commercial MSRs at amortized cost, end of period	935	1,040	1,170
Mortgage Banking Activities Textual [Abstract]
Servicing asset at amortized cost, estimated fair value	1,500	1,600	2,100
Residential mortgage servicing rights [Member]
Changes in MSRs measured at fair value
Residential MSRs at fair value, beginning of period	7,468	9,310	6,920
Originations/purchases	94	161	1,003
Sales and other	(312)	(902)	(614)
Net additions (reductions)	(218)	(741)	389
Changes in fair value:
Net changes in valuation inputs or assumptions	492	86	3,254
Changes due to collection/realization of expected cash flows	(898)	(1,187)	(1,253)
Total changes in fair value	(406)	(1,101)	2,001
Residential MSRs at fair value, end of period	6,844	7,468	9,310
Residential mortgage servicing rights [Member] | Interest-only-strip [Member]
Changes in MSRs measured at fair value
Sales and other			611
Residential mortgage servicing rights [Member] | Market interest rates [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	538	228	3,417
Residential mortgage servicing rights [Member] | Servicing and foreclosure costs [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	(45)	(14)	(17)
Residential mortgage servicing rights [Member] | Discount rates [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	(73)	(149)	42
Residential mortgage servicing rights [Member] | Prepayment estimates and other [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	$ 72	$ 21	$ (188)